General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Introduction:

Maris-Tech Ltd. (the “Company”) was incorporated in 2008, in Israel. The Company develops, designs, manufactures and markets high-end digital video and audio products and solutions, including AI functionality, for the professional as well as the civilian and home security markets, defense and homeland security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

On February 4, 2022, the Company closed an initial public offering (“IPO”). In connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 ordinary Shares, no par value per share (“Ordinary Shares”), and warrants (“Warrants”) to purchase up to 4,244,048 Ordinary Shares. The Ordinary Shares and Warrants were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022. For further information see Note 12b.

The Company operates in Israel and sells to customers in other countries, including the United States, Australia, United Kingdom, India and Switzerland.

b.	Liquidity and capital resources:

The Company has experienced net losses and negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of Ordinary Shares, preferred shares no par value per share (“Preferred shares”), warrants and long-term loans from related party. As of December 31, 2023 and 2022, the Company had working capital of $7,264,319 and $10,442,953, respectively, an accumulated deficit of $10,902,123 and $8,192,527, respectively, and negative cash flow from operating activity of $3,871,157 and $4,857,027 for the twelve months ended December 31, 2023 and 2022, respectively. The Company anticipates such losses will continue until its products reach commercial profitability.

On February 4, 2022, in connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 Ordinary Shares and Warrants to purchase up to 4,244,048 Ordinary Shares (and received aggregate gross proceeds of $17,824,992 before deducting underwriting discounts and commissions and before offering expenses ($15,101,508 net proceeds after deducting approximately $1,336,875 of underwriting discounts and commissions and approximately $1,386,608 of other offering costs).

During February and May 2022, the Company repaid its liabilities to banks and one of the Company’s shareholders, Yaad Consulting and Management Services (1995) Ltd. (“Yaad”), in the total amount of approximately $1,355,093. As a result, personal guarantees, debenture and collateral securing certain of those loans were released.

Based on management’s projections of the business results for the next twelve months, management concluded that the Company has sufficient liquidity to satisfy its obligations over the next twelve months from the date of issuance of these financial statements.